Lease (Schedule of Supplemental Cash Flow Information Lease) (Details) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Cash Paid for amount included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 60